SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Class A common stocks reflected in the condensed balance sheets are reconciled

At September 30, 2022 and December 31, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,290,000)
Class A common stock issuance at cost	(1,479,418)
Plus:
Accretion of carrying value to redemption value	7,919,418
Class A common stock subject to possible redemption, December 31, 2021	116,150,000
Plus:
Accretion of carrying value to redemption value	261,474
Class A common stock subject to possible redemption, September 30, 2022	$116,411,474

At December 31, 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	$(5,290,000)
Class A common stock issuance at cost	$(1,479,418)
Plus:
Accretion of carrying value to redemption value	$7,919,418
Class A common stock subject to possible redemption	$116,150,000

Schedule of net loss per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended
	September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(232,395)	$(58,099)	$833,202	$208,301
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	2,875,000	11,500,000	2,875,000

Basic and diluted net (loss) income per common shares	$(0.02)	$(0.02)	$0.07	$0.07

	Nine Months Ended		Nine Months Ended
	September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$1,352,194	$338,048	$2,398,095	$691,318
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	2,875,000	9,772,894	2,817,308

Basic and diluted net income per common shares	$0.12	$0.12	$0.25	$0.25

			For the Period from August 5,
	Year Ended		2020 (Inception) Through
	December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$2,539,677	$704,529	$—	$(5,476)
Denominator:
Basic weighted average shares outstanding	10,208,219	2,831,849	—	2,500,000
Basic net income (loss) per common share	$0.25	$0.25	$—	$(0.00)

			For the Period from August 5,
	Year Ended		2020 (Inception) Through
	December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$2,531,301	$712,905	$—	$—
Denominator:
Diluted weighted average shares outstanding	10,208,219	2,875,000	—	—
Diluted net income per common share	$0.25	$0.25	$—	$—